787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

January 15 , 2021

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	VALIC Company I Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 Securities Act File No. 333-250815

Ladies and Gentlemen:

On behalf of VALIC Company I (“VC I”), we hereby transmit for filing with the Securities and Exchange Commission (“SEC”) Pre-Effective Amendment No. 1 (the “Amendment”) to VC I’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by Mid Cap Strategic Growth Fund, a series of VC I, of all of the assets and liabilities of Small-Mid Growth Fund, a series of VC I, and Mid Cap Growth Fund, a series of VALIC Company II, in exchange for shares of Mid Cap Strategic Growth Fund. VC I responded to the comments of the staff of the SEC to the Registration Statement in a separate letter filed on January 15 , 2021. As communicated via email, VC I has also concurrently filed herewith, by separate letter, a request for acceleration of effectiveness of the Registration Statement for Tuesday, January 19, 2021.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8037.

Sincerely,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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